SUPPLEMENT DATED JULY 21, 2014
to

PROSPECTUSES DATED MAY 1, 2014
FOR SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX,
SUN LIFE FINANCIAL MASTERS EXTRA, SUN LIFE FINANCIAL MASTERS CHOICE II,
SUN LIFE FINANCIAL MASTERS FLEX II, MFS REGATTA PLATINUM,
AND MFS REGATTA GOLD

PROSPECTUS DATED MAY 1, 2012
FOR MFS REGATTA CHOICE

PROSPECTUSES DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS I SHARE,
AND SUN LIFE FINANCIAL MASTERS EXTRA II

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUSES DATED MAY 1, 2008
FOR MFS REGATTA EXTRA AND FUTURITY II

PROSPECTUSES DATED MAY 1, 2007
FOR MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

PROSPECTUSES DATED JULY 18, 2006
FOR MFS REGATTA, MFS REGATTA CLASSIC, AND FUTURITY FOCUS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR MFS REGATTA FLEX-4, MFS REGATTA ACCESS, FUTURITY,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM,
FUTURITY SELECT SEVEN, FUTURITY FOCUS II, FUTURITY SELECT FOUR,
FUTURITY ACCOLADE, COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT F
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F)

1.
Effective immediately, the name of the company that issued your Contract has changed from Sun Life Assurance Company of Canada (U.S.) to Delaware Life Insurance Company. The name of the separate account supporting your Contract has been also changed, from Sun Life of Canada (U.S.) Variable Account F to Delaware Life Variable Account F.

As a result of the name changes, all references throughout the Prospectus to Sun Life Assurance Company of Canada (U.S.) are hereby deleted and replaced by Delaware Life Insurance Company, and all references to Sun Life (U.S.) and Sun Life of Canada (U.S.) are hereby deleted and replaced by Delaware Life.

In addition, all references to Sun and Sun Life in the name of any Contract feature or rider are hereby deleted.

SLUS F 7/2014

2.	The section in the Prospectus entitled “SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)” is hereby deleted and replaced with the following:

DELAWARE LIFE INSURANCE COMPANY

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The address for our Executive Office is 96 Worcester Street, Wellesley Hills, Massachusetts 02481.

Our parent is Delaware Life Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December 12, 2012. Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter.

3.	The brand name of your Contract may also be modified to remove Sun Life or MFS branding, as reflected in the following table:

Former Contract Name	New Contract Name

MFS Regatta	Regatta
MFS Regatta Access	Regatta Access
MFS Regatta Choice	Regatta Choice
MFS Regatta Choice II	Regatta Choice II
MFS Regatta Classic	Regatta Classic
MFS Regatta Extra	Regatta Extra
MFS Regatta Flex II	Regatta Flex II
MFS Regatta Flex-4	Regatta Flex-4
MFS Regatta Gold	Regatta Gold
MFS Regatta Platinum	Regatta Platinum
Sun Life Financial Masters IV	Masters IV
Sun Life Financial Masters VII	Masters VII
Sun Life Financial Masters Access	Masters Access
Sun Life Financial Masters Choice	Masters Choice
Sun Life Financial Masters Choice II	Masters Choice II
Sun Life Financial Masters Extra	Masters Extra
Sun Life Financial Masters Extra II	Masters Extra II
Sun Life Financial Masters Flex	Masters Flex
Sun Life Financial Masters Flex II	Masters Flex II
Sun Life Financial Masters I Share	Masters I Share

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SLUS F 7/2014